LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	$ 48,165	$ 70,700	$ 24,082
Restructured loans - accrual status	11,435	16,109	17,545
Total impaired loans	59,600	86,809	41,627
Interest income effect
Gross amount of interest that would have been recorded under original terms	5,813	4,656	3,397
Interest included in income
Nonaccrual loans	1,042	715	535
Restructured loans	801	642	710
Impaired Financing Receivable, Interest Income, Accrual Method	1,843	1,357	1,245
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	3,970	3,299	2,152
Loans and Leases Receivable-Nonaccrual, future commitment to lend	3	200	0
Restructured loans - nonaccrual status	18,500	22,400	6,400
Commercial & industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	24,346	30,925	5,229
Total impaired loans	27,480	37,633
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	1,013	404	308
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	223	22	82
Total impaired loans	223	22
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	4
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	0	9	29
Total impaired loans	0	9
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	0	2	1
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	7,295	20,500	10,616
Total impaired loans	10,831	25,022
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	388	508	603
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	10,892	13,495	4,140
Total impaired loans	15,162	17,598
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	319	324	222
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	5,242	5,580	3,743
Total impaired loans	5,700	6,351
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	121	117	103
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual loans	167	169	243
Total impaired loans	204	174
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	$ 2	$ 2	$ 4